Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2013
Notes To Financial Statements [Abstract]
Summary of Discontinued Operations

	Three months ended March 31,
	2013	2012
Revenues
Rental revenues	$—	$3,565
Other revenues	—	417
Total revenues	—	3,982
Expenses
Property operating expenses	—	2,179
Depreciation and amortization	—	1,060
Interest expense	—	259
Total expense	—	3,498
Income from discontinued operations before gain on sale	—	484
Net loss on insurance and other settlement proceeds on discontinued operations	—	(54)
Gain on sale of discontinued operations	—	9,429
Income from discontinued operations	$—	$9,859